Balances Receivable from Related Parties (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Related Party Transaction [Line Items]
Loans	₨ 7.5	$ 0.1	₨ 7.4
Other assets	2,915.3	35.5	2,155.2
Total	2,922.8	$ 35.6	2,162.6
Principal Owner
Related Party Transaction [Line Items]
Loans	0.0		0.0
Other assets	748.0		656.5
Total	748.0		656.5
Others
Related Party Transaction [Line Items]
Loans	7.5		7.4
Other assets	2,167.3		1,498.7
Total	₨ 2,174.8		₨ 1,506.1